Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Sep. 30, 2016	Mar. 31, 2016
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,449.3	¥ 1,410.1
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,235.4	1,179.7
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	199.5	215.6
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	4.6	4.2
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.5	0.7
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	5.8	6.3
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.5	¥ 3.6

[1]	Includes both written and purchased positions.